2 Accounting policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies
Schedule of subsidiaries and specific purpose entities

The consolidated information comprises the financial statements of the Braskem S.A. and the following entities:

		Total and voting interest - %
		Headquarters	2020	2019	2018
Direct and Indirect subsidiaries
BM Insurance Company Limited ("BM Insurance")		Bermuda	100.00	100.00	100.00
Braskem America Finance Company ("Braskem America Finance")		EUA	100.00	100.00	100.00
Braskem America, Inc. (“Braskem America”)		EUA	100.00	100.00	100.00
Braskem Argentina S.A. (“Braskem Argentina”)		Argentina	100.00	100.00	100.00
Braskem Europe GmbH ("Braskem Alemanha")		Germany	100.00	100.00	100.00
Braskem Finance Limited (“Braskem Finance”)		Cayman Islands	100.00	100.00	100.00
Braskem Idesa S.A.P.I. ("Braskem Idesa")		Mexico	75.00	75.00	75.00
Braskem Idesa Servicios S.A. de CV ("Braskem Idesa Serviços")		Mexico	75.00	75.00	75.00
Braskem Incorporated Limited ("Braskem Inc")		Cayman Islands	100.00	100.00	100.00
Braskem India Private Limited ("Braskem India")	(i)	Índia	100.00
Braskem Mexico Proyectos S.A. de C.V. SOFOM ("Braskem México Sofom")		Mexico	100.00	100.00	100.00
Braskem Mexico, S. de RL de CV ("Braskem México")		Mexico	100.00	100.00	100.00
Braskem Mexico Servicios S. RL de CV ("Braskem México Serviços")		Mexico	100.00	100.00	100.00
Braskem Netherlands B.V. ("Braskem Holanda")		Netherlands	100.00	100.00	100.00
Braskem Netherlands Finance B.V. (“Braskem Holanda Finance”)		Netherlands	100.00	100.00	100.00
Braskem Netherlands Inc. B.V. (“Braskem Holanda Inc”)		Netherlands	100.00	100.00	100.00
Braskem Petroquímica Chile Ltda. (“Braskem Chile”)		Chile	100.00	100.00	100.00
Cetrel S.A. ("Cetrel")		Brazil	63.70	63.70	63.66
Distribuidora de Água Camaçari S.A. ("DAC")		Brazil	63.70	63.70	63.66
Lantana Trading Co. Inc. (“Lantana”)		Bahamas	100.00	100.00	100.00

Specific Purpose Entity ("SPE")
Fundo de Investimento Caixa Júpiter Multimercado Crédito Privado Longo Prazo ("FIM Júpiter")		Brazil	100.00	100.00	100.00
Fundo de Investimento Santander Netuno Multimercado Crédito Privado Longo Prazo ("FIM Netuno")		Brazil	100.00	100.00	100.00

(i)	Subsidiary incorporated in May 2020.

Schedule of functional currencies

The subsidiaries with a functional currency different from that of the Braskem S.A. are listed below:

Functional currency

Subsidiaries
Braskem Alemanha	Euro
BM Insurance, Braskem America, Braskem America Finance, Braskem Holanda, Braskem Holanda Finance, Braskem Holanda Inc. and Braskem México Sofom	U.S.dollar
Braskem Idesa, Braskem Idesa Serviços, Braskem México and Braskem México Serviços	Mexican peso
Braskem Argentina	Argentinean peso
Braskem Chile	Chilenean peso
Braskem India	Rupee

Schedule of exchange variation effects

The effects from exchange variation on the Company’s transactions are mainly due to the variations in the following currencies:

	End of period rate at December 31			Average rate
								Variation
	2020	2019	Variation	2020	2019	2018	2020-2019	2019-2018
U.S. dollar - Brazilizan real	5.1967	4.0307	28.93%	5.1578	3.9461	3.6558	30.70%	7.94%
Euro - Brazilizan real	6.3779	4.5305	40.78%	5.8989	4.4159	4.3094	33.58%	2.47%
Mexican peso - Brazilizan real	0.2610	0.2134	22.31%	0.2402	0.2049	0.1901	17.22%	7.80%
U.S. dollar - Mexican peso	19.9240	18.8858	5.50%	21.5098	19.2568	19.2363	11.70%	0.11%
U.S. dollar - Euro	0.8166	0.8926	-8.52%	0.8775	0.8930	0.8471	-1.74%	5.42%